UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, NEW YORK, NEW YORK 10018

(Address of principal executive offices) (Zip code)

Thomas C. Mandia, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: July 1, 2019–June 30, 2020

Item 1. Proxy Voting Record

On May 8, 2020, Western Asset Prime Obligations Money Market Fund was liquidated.

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04052
Reporting Period: 07/01/2019 - 06/30/2020
Legg Mason Partners Money Market Trust

====================== Western Asset Government Reserves =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============== Western Asset New York Tax Free Money Market Fund ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============== Western Asset Prime Obligations Money Market Fund ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================= Western Asset Tax Free Reserves ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== Western Asset U.S. Treasury Reserves =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By:

/s/ Jane Trust

Jane Trust

President and Chief Executive Officer

Date: August 18, 2020